Fair Value Measurements Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Total financial assets	$ 258,786		$ 322,372
Total financial liabilities	23,952		28,890
Cash and Cash Equivalents [Member]
Total financial assets	67,585		49,273
Available-for-sale Equity Securities [Member]
Total financial assets	136,023	[1]	159,539	[1]
Trading Securities - Equity [Member]
Total financial assets	25,970		29,458
Trading Securities - Debt [Member]
Total financial assets	29,050		84,047
Foreign Currency Forward Contract [Member]
Total financial assets	158		55
Level 1 [Member]
Total financial assets	179,886		188,905
Total financial liabilities	1,015		0
Level 1 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	67,585		49,273
Level 1 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	102,493	[1]	128,611	[1]
Level 1 [Member] | Trading Securities - Equity [Member]
Total financial assets	9,194		10,805
Level 1 [Member] | Trading Securities - Debt [Member]
Total financial assets	614		216
Level 1 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	0		0
Level 2 [Member]
Total financial assets	78,900		133,467
Total financial liabilities	11,178		15,486
Level 2 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	0		0
Level 2 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	33,530	[1]	30,928	[1]
Level 2 [Member] | Trading Securities - Equity [Member]
Total financial assets	16,776		18,653
Level 2 [Member] | Trading Securities - Debt [Member]
Total financial assets	28,436		83,831
Level 2 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	158		55
Level 3 [Member]
Total financial assets	0		0
Total financial liabilities	11,759		13,404
Level 3 [Member] | Cash and Cash Equivalents [Member]
Total financial assets	0		0
Level 3 [Member] | Available-for-sale Equity Securities [Member]
Total financial assets	0	[1]	0	[1]
Level 3 [Member] | Trading Securities - Equity [Member]
Total financial assets	0		0
Level 3 [Member] | Trading Securities - Debt [Member]
Total financial assets	0		0
Level 3 [Member] | Foreign Currency Forward Contract [Member]
Total financial assets	0		0
Interest Rate Swap [Member]
Total financial liabilities	11,178		15,241
Interest Rate Swap [Member] | Level 1 [Member]
Total financial liabilities	0		0
Interest Rate Swap [Member] | Level 2 [Member]
Total financial liabilities	11,178		15,241
Interest Rate Swap [Member] | Level 3 [Member]
Total financial liabilities	0		0
Acquisition-related Future Consideration Liabilities [Member]
Total financial liabilities	11,759		13,404
Acquisition-related Future Consideration Liabilities [Member] | Level 1 [Member]
Total financial liabilities	0		0
Acquisition-related Future Consideration Liabilities [Member] | Level 2 [Member]
Total financial liabilities	0		0
Acquisition-related Future Consideration Liabilities [Member] | Level 3 [Member]
Total financial liabilities	11,759		13,404
Other [Member]
Total financial liabilities	1,015	[2]	245	[2]
Other [Member] | Level 1 [Member]
Total financial liabilities	1,015	[2]	0	[2]
Other [Member] | Level 2 [Member]
Total financial liabilities	0	[2]	245	[2]
Other [Member] | Level 3 [Member]
Total financial liabilities	$ 0	[2]	$ 0	[2]

[1]	Previously reported fair value measurements as of December 31, 2011 have been restated herein to reflect as Level 2 the fair value measurement of an investment in a mutual fund that is not traded in an active exchange market but for which net asset value was used as a practical expedient to estimate fair value. The entire balance in Level 2 as of December 31, 2011 had previously been listed as Level 1.
[2]	Amounts include investments sold short within sponsored investment products and/or foreign currency forward contracts recorded in Other current liabilities on the Consolidated Balance Sheets.